Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Schedule of intangible assets
	Internally generated – Completed	Internally generated – In Process	Vendor Purchases	Total
Cost
Balance at December 31, 2016	8,593	6,333	3,340	18,266
Additions	-	5,143	11	5,154
Transfers	7,935	(7,935)	-	-
Balance at December 31, 2017	16,528	3,541	3,351	23,420
Additions	-	7,730	5	7,735
Transfers	10,373	(10,373)	-	-
Balance at December 31, 2018	26,901	898	3,356	31,155

Accumulated depreciation
Balance at December 31, 2016	3,122	-	2,895	6,017
Additions	2,369	-	137	2,506
Balance at December 31, 2017	5,491	-	3,032	8,523
Additions	3,883	-	91	3,974
Balance at December 31, 2018	9,374	-	3,123	12,497

Net book value
At December 31, 2017	11,037	3,541	319	14,897
At December 31, 2018	17,527	898	233	18,658